FEDERATED EQUITY FUNDS

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                January 3, 2006


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


     RE: FEDERATED EQUITY FUNDS (the "Trust" or "Registrant")
            Federated Capital Appreciation Fund
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class K Shares
            Federated Kaufmann Fund
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class K Shares
            Federated Kaufmann Small Cap Fund
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class K Shares
            Federated Large Cap Growth Fund
                  Class A Shares
                  Class B Shares
                  Class C Shares
            Federated Market Opportunity Fund
                  Class A Shares
                  Class B Shares
                  Class C Shares
            Federated Mid Cap Growth Strategies Fund
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class K Shares
            Federated Strategic Value Fund
                  Class A Shares
                  Class C Shares
                  Institutional Shares
            Federated Technology Fund
                  Class A Shares
                  Class B Shares
                  Class C Shares
           1933 Act File No. 2-91090
           1940 Act File No. 811-4017

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated December 31, 2006 that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust, with the exception of Federated Large Cap Growth Fund's Statement of Additional Information which will be filed pursuant to Rule 497(c). This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 79 on December 29, 2006.

     If you have any questions regarding this certification, please contact me at (412) 288-8239.

                                                 Very truly yours,



                                                 /s/ Todd P. Zerega
                                                 Todd P. Zerega
                                                 Assistant Secretary









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